Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	STONEMOR PARTNERS LP
Entity Central Index Key	0001286131
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Tax Identification Number	80-0103159
Entity Address, Address Line One	3600 Horizon Boulevard
Entity Address, City or Town	Trevose
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19053
City Area Code	215
Local Phone Number	826-2800
Entity Incorporation, State or Country Code	DE